Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Convertible Preferred Stock
Summary of convertible preferred stock, net of issuance costs

Series	June 30, 2023	December 31, 2022
Series A-1 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 5,331,943 shares at June 30, 2023, and December 31, 2022	$6,065	$6,065
Series A-2 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 23,307,464 shares at June 30, 2023, and December 31, 2022	8,976	8,976
Series A-3 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 24,792,020 shares at June 30, 2023, and December 31, 2022	10,611	10,611
Series A-4 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 5,169,690 shares at June 30, 2023, and December 31, 2022	1,993	1,993
Series A-5 preferred stock, $0.001 par value per share. Authorized 29,715,910 shares; issued and outstanding 29,545,455 shares at June 30, 2023, and December 31, 2022	12,858	12,858
Series A-6 preferred stock, $0.001 par value per share. Authorized 32,601,000 shares; issued and outstanding 32,391,000 shares at June 30, 2023, and December 31, 2022	15,476	15,476
Series B preferred stock, $0.001 par value per share. Authorized 284,065,377 shares; issued and outstanding 283,030,377 and 282,580,377 shares at June 30, 2023, and December 31, 2022, respectively	84,637	84,528
Series B-1 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 67,142,854 shares at June 30, 2023, and December 31, 2022	23,500	23,499
Series B-2 preferred stock, $0.001 par value per share. Authorized 71,428,570 shares; issued and outstanding 54,824,787 and 28,571,428 shares at June 30, 2023 and December 31, 2022, respectively	—	—
Series B-3 preferred stock, $0.001 par value per share. Authorized 342,857,136 shares; issued and outstanding 102,446,428 and 0 shares at June 30, 2023, and December 31, 2022, respectively	17,197	—
Total convertible preferred stock	$181,313	$164,006

Convertible preferred stock, net of issuance costs, at December 31, 2022 and 2021, is as follows:

	December 31,
Series	2022	2021
Series A‑1 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 5,331,943 shares at December 31, 2022 and 2021	$6,065	$6,065
Series A‑2 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 23,307,464 shares at December 31, 2022 and 2021	8,976	8,976
Series A‑3 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 24,792,020 shares at December 31, 2022 and 2021	10,611	10,611
Series A‑4 preferred stock, $0.001 par value per share. Authorized, issued, and outstanding 5,169,690 shares at December 31, 2022 and 2021	1,993	1,993
Series A‑5 preferred stock, $0.001 par value per share. Authorized 29,715,910 shares; issued and outstanding 29,545,455 shares at December 31, 2022 and 2021	12,858	12,858
Series A‑6 preferred stock, $0.001 par value per share. Authorized 32,601,000 shares; issued and outstanding 32,391,000 shares at December 31, 2022 and 2021	15,476	15,476
Series B preferred stock, $0.001 par value per share. Authorized 284,065,377 shares; issued and outstanding 282,580,377 and 282,580,377 shares at December 31, 2022 and 2021, respectively	84,528	84,528
Series B‑1 preferred stock, $0.001 par value per share. Authorized 67,142,854 shares; issued and outstanding 67,142,854 and 57,142,856 shares at December 31, 2022 and 2021, respectively	23,499	20,000
Series B‑2 preferred stock, $0.001 par value per share. Authorized 71,428,570 shares; issued and outstanding 28,571,428 and 0 shares at December 31, 2022 and 2021, respectively	—	—
Series B‑3 preferred stock, $0.001 par value per share. Authorized 342,857,136 shares; issued and outstanding 0 at shares at December 31, 2022 and 2021	—	—
Total convertible preferred stock	$164,006	$160,507

Summary of activity in convertible preferred stock

	Balance at		Balance at
Series	December 31, 2022	Issuances	June 30, 2023
Series A-1	$6,065	$—	$6,065
Series A-2	8,976	—	8,976
Series A-3	10,611	—	10,611
Series A-4	1,993	—	1,993
Series A-5	12,858	—	12,858
Series A-6	15,476	—	15,476
Series B	84,528	109	84,637
Series B-1	23,499	1	23,500
Series B-2	—	—	—
Series B-3	—	17,197	17,197
Total convertible preferred stock	$164,006	$17,307	$181,313

	Balance at		Balance at
Series	December 31, 2021	Issuances	June 30, 2022
Series A-1	$6,065	$—	$6,065
Series A-2	8,976	—	8,976
Series A-3	10,611	—	10,611
Series A-4	1,993	—	1,993
Series A-5	12,858	—	12,858
Series A-6	15,476	—	15,476
Series B	84,528	—	84,528
Series B-1	20,000	3,499	23,499
Total convertible preferred stock	$160,507	$3,499	$164,006

The following table summarizes activity in convertible preferred stock for the years ended December 31, 2022 and 2021.

	Balance at		Balance at
Series	January 1, 2021	Issuances	December 31, 2021
Series A‑1	$6,065	$—	$6,065
Series A‑2	8,976	—	8,976
Series A‑3	10,611	—	10,611
Series A‑4	1,993	—	1,993
Series A‑5	12,858	—	12,858
Series A‑6	15,472	4	15,476
Series B	—	84,528	84,528
Series B‑1	—	20,000	20,000
Total convertible preferred stock	$55,975	$104,532	$160,507

	Balance at		Balance at
Series	December 31, 2021	Issuances	December 31, 2022
Series A‑1	$6,065	$—	$6,065
Series A‑2	8,976	—	8,976
Series A‑3	10,611	—	10,611
Series A‑4	1,993	—	1,993
Series A‑5	12,858	—	12,858
Series A‑6	15,476	—	15,476
Series B	84,528	—	84,528
Series B‑1	20,000	3,499	23,499
Series B‑2	—	—	—
Total convertible preferred stock	$160,507	$3,499	$164,006

Summary of aggregate liquidation preference of convertible preferred stock

				Aggregate
				Liquidation
Liquidation Preference	Series	Shares	Price	Preference
1	Series B-3 preferred stock	102,446,428	$0.050	$5,122
1	Series B-2 preferred stock	54,824,787	0.350	19,189
2	Series B-1 preferred stock	67,142,854	0.350	23,500
2	Series B preferred stock	283,030,377	0.300	84,909
3	Series A-6 preferred stock	32,391,000	0.500	16,196
4	Series A-5 preferred stock	29,545,455	0.440	13,000
4	Series A-4 preferred stock	5,169,690	0.396	2,047
5	Series A-3 preferred stock	24,792,020	0.430	10,661
6	Series A-2 preferred stock	23,307,464	0.387	9,020
7	Series A-1 preferred stock	5,331,943	1.224	6,526
	Total liquidation preference			$190,170

				Aggregate
Liquidation				Liquidation
Preference	Series	Shares	Price	Preference
1	Series B‑3 preferred stock	—	$0.050	$—
1	Series B‑2 preferred stock	28,571,428	0.350	10,000
2	Series B‑1 preferred stock	67,142,854	0.350	23,500
2	Series B preferred stock	282,580,377	0.300	84,774
3	Series A‑6 preferred stock	32,391,000	0.500	16,196
4	Series A‑5 preferred stock	29,545,455	0.440	13,000
4	Series A‑4 preferred stock	5,169,690	0.396	2,047
5	Series A‑3 preferred stock	24,792,020	0.430	10,661
6	Series A‑2 preferred stock	23,307,464	0.387	9,020
7	Series A‑1 preferred stock	5,331,943	1.224	6,526
	Total liquidation preference			$175,724

Schedule of warrants to purchase convertible preferred stock and their activities during the period

Warrants to purchase convertible preferred stock at June 30, 2023, and December 31, 2022, are as follows:

Series	June 30, 2023	December 31, 2022
Series A-5 preferred stock, $0.44 exercise price	170,455	170,455
Series A-6 preferred stock, $0.50 exercise price	210,000	210,000
Series B preferred stock, $0.01 exercise price	1,035,000	1,485,000
Series B-3 preferred stock, $0.05 exercise price	116,852,720	114,285,712
Total warrants	118,268,175	116,151,167

The following table summarizes activity in warrants to purchase preferred stock in the six months ended June 30, 2023. There was no activity in the six months ended June 30, 2022.

	Balance at			Balance at
Series	December 31, 2022	Exercises	Issuances	June 30, 2023
Series A-5	170,455	—	—	170,455
Series A-6	210,000	—	—	210,000
Series B	1,485,000	(450,000)	—	1,035,000
Series B-3	114,285,712	(102,446,428)	105,013,436	116,852,720

Issue Date	Equity Class	Quantity	Exercise Price	Initial Fair Value
08‑26‑2015	Series A‑5 Preferred Stock	136,364	$0.44	$54
10‑27‑2016	Series A‑5 Preferred Stock	34,091	$0.44	$10
06‑30‑2017	Series A‑6 Preferred Stock	180,000	$0.50	$102
11‑20‑2018	Series A‑6 Preferred Stock	30,000	$0.50	$12

Schedule of fair value of the Series B 3 Warrants and Series B 2 Tranche Liability

	June 30, 2023	December 31, 2022
Series B-2 preferred stock fair value per share	$0.36	$0.37
Series B-2 preferred stock exercise price per share	$0.35	$0.35
Series B-3 preferred stock fair value per share	$0.06	$0.08
Series B-3 Warrants exercise price per share	$0.05	$0.05
Volatility	35.0% – 55.0%	50.0% – 65.0%
Risk free rate	5.2% – 5.5%	4.0% – 4.7%
Series B-2 Tranche Liability expected term	0.1 – 0.5	0.2 – 0.4 years
Series B-3 Warrants expected term	5.3 – 6.0 years	5.8 – 6.0 years
Expected dividends	—	—